Convertible Preferred Stock, Common Stock and Stockholders' Equity (Deficit)- Summary of Common Stock Reserved for Future Issuance (Detail) - shares	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Convertible Preferred Stock [Line Items]
Total shares of authorized common stock reserved for future issuance	56,394,803	130,804,276
Common stock options outstanding and unvested RSU [Member]
Schedule Of Convertible Preferred Stock [Line Items]
Total shares of authorized common stock reserved for future issuance	20,267,035	18,493,013
Shares available for issuance under the 2021 plan [Member]
Schedule Of Convertible Preferred Stock [Line Items]
Total shares of authorized common stock reserved for future issuance	21,502,768	0
Shares available for issuance under the 2013 plan [Member]
Schedule Of Convertible Preferred Stock [Line Items]
Total shares of authorized common stock reserved for future issuance	0	4,427,323
Convertible preferred stock outstanding [Member]
Schedule Of Convertible Preferred Stock [Line Items]
Total shares of authorized common stock reserved for future issuance	0	107,592,801
Warrants to purchase Series D convertible preferred stock [Member]
Schedule Of Convertible Preferred Stock [Line Items]
Total shares of authorized common stock reserved for future issuance	0	110,211
Common stock warrants outstanding [Member]
Schedule Of Convertible Preferred Stock [Line Items]
Total shares of authorized common stock reserved for future issuance	8,525,000	180,928
Shares available for issuance as Earnout RSU [Member]
Schedule Of Convertible Preferred Stock [Line Items]
Total shares of authorized common stock reserved for future issuance	1,400,000	0
Employee stock purchase plan [Member]
Schedule Of Convertible Preferred Stock [Line Items]
Total shares of authorized common stock reserved for future issuance	4,700,000	0